Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS

As of December 31, 2023 and 2022, the composition of intangible assets is as follows:

			As of December 31, 2023
	Average remaining useful life	Net opening balance as of January 1, 2021	Gross balance	Accumulated amortisation	Net balance
		MCh$	MCh$	MCh$	MCh$
Software development	2	107,789	378,800	(281,249)	97,551
Total		107,789	378,800	(281,249)	97,551

			As of December 31, 2022
	Average remaining useful life	Net opening balance as of January 1, 2021	Gross balance	Accumulated amortisation	Net balance
		MCh$	MCh$	MCh$	MCh$
Software development	2	95,411	351,309	(243,520)	107,789
Total		95,411	351,309	(243,520)	107,789

The changes in the value of intangible assets during the periods ended December 31, 2023 and December 31, 2022 is as follows:

i.	Gross balance

Gross balances	Software development
MCh$
Balances as of January 1, 2023	351,309
Acquisitions	45,067
Disposals and impairment	(5,415)
Other	(12,161)
Balances as of December 31, 2023	378,800

Balances as of January 1, 2022	294,745
Acquisitions	54,899
Disposals and impairment	(145)
Other	1,810
Balances as of December 31, 2022	351,309

ii.	Accumulated amortisation

Accumulated amortisation	Software development
MCh$
Balances as of January 1, 2023	(243,520)
Year’s amortisation	(53,393)
Disposals and impairment	5,415
Impairment	(1,912)
Other changes	12,161
Balances as of December 31, 2023	(281,249)

Balances as of January 1, 2022	(199,334)
Year’s amortization	(42,376)
Other changes	(1,810)
Balances as of December 31, 2022	(243,520)

The Bank has no restriction on intangible assets as of December 31, 2023 and 2022. Additionally, intangible assets have not been pledged as guarantee for fulfillment of financial liabilities, and the Bank has no debt related to Intangible assets as of those dates.